Employee Pension Plans - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012 Fixed Income Investments	Apr. 30, 2011 Fixed Income Investments	Apr. 30, 2012 Equity Securities	Apr. 30, 2011 Equity Securities	Apr. 30, 2012 Real Estate	Apr. 30, 2012 Bonds	Apr. 30, 2012 Money Market Funds	Apr. 30, 2011 Money Market Funds	Apr. 30, 2012 NETHERLANDS Fixed Income Investments	Apr. 30, 2012 NETHERLANDS Equity Investments	Apr. 30, 2010 UNITED KINGDOM	Apr. 30, 2011 NORWAY
Defined Benefit Plan Disclosure [Line Items]
Percentage of active employees under defined benefit pension plans	30.00%
Employer contributions expected to be paid to defined benefit pension plans during the fiscal year ended April 30, 2013	$ 41,300,000
Net prior service cost (credit)	(14,766,000)	1,675,000
Curtailment gain (loss)													(3,700,000)	1,200,000
Plan assets, percentage											80.00%	20.00%
Percentage of deviation												5.00%
Plan assets, maximum percentage												60.00%
Asset mix of defined benefit plans			58.00%	45.00%	21.00%	21.00%			21.00%	34.00%
Rate of return on plan assets expected in excess of price inflation					5.40%		5.10%	1.40%
Amortized amount of accumulated other comprehensive loss	$ 2,900,000